PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Schedule of breakdown of and changes to property, plant and equipment

							Assets and
	Switching and	Terminal					facilities
	transmission	equipment /				Estimated	under
	equipment	modems	Infrastructure	Land	Other P&E	losses (1)	construction	Total
Balances and changes:
Balance on 12.31.17	22,809,109	2,724,332	3,885,297	314,353	830,452	(228,052)	2,886,825	33,222,316
Additions	10,670	129,640	101,798	550	204,041	(8,975)	6,527,074	6,964,798
Write-offs, net	(45,719)	(1,721)	(8,461)	(71)	(2,926)	80,135	(61,430)	(40,193)
Net transfers	5,380,744	1,098,380	449,369	—	124,772	—	(7,239,573)	(186,308)
Depreciation (Note 25)	(3,486,592)	(1,379,547)	(658,915)	—	(320,232)	—	—	(5,845,286)
Balance on 12.31.18	24,668,212	2,571,084	3,769,088	314,832	836,107	(156,892)	2,112,896	34,115,327
Initial adoption IFRS 16 effects	91,836	—	8,526,236	—	—	—	—	8,618,072
Additions	114,517	142,975	1,790,185	—	258,854	(20,465)	6,576,296	8,862,362
Write-offs, net (2)	(17,069)	(268)	(139,857)	(5,735)	(2,182)	3,540	(21,750)	(183,321)
Net transfers	4,265,573	1,299,368	504,010	—	88,100	—	(6,242,551)	(85,500)
Transfers of goods destined for sale (3)	(1,183)	—	(248,175)	(30,585)	(67,143)	—	(340)	(347,426)
Subletting (4)	—	—	(10,310)	—	—	—	—	(10,310)
Depreciation (Note 25)	(3,936,572)	(1,426,890)	(2,471,456)	—	(297,234)	—	—	(8,132,152)
Business combinations (Note 1 c. 1)	—	9	343	—	10,551	(691)	—	10,212
Balance on 12.31.19	25,185,314	2,586,278	11,720,064	278,512	827,053	(174,508)	2,424,551	42,847,264

Balance on 12.31.18
Cost	79,002,102	18,033,246	16,154,562	314,832	4,996,170	(156,892)	2,112,896	120,456,916
Accumulated depreciation	(54,333,890)	(15,462,162)	(12,385,474)	—	(4,160,063)	—	—	(86,341,589)
Total	24,668,212	2,571,084	3,769,088	314,832	836,107	(156,892)	2,112,896	34,115,327

Balance on 12.31.19
Cost	83,028,079	19,329,470	26,269,769	278,512	5,218,153	(174,508)	2,424,551	136,374,026
Accumulated depreciation	(57,842,765)	(16,743,192)	(14,549,705)	—	(4,391,100)	—	—	(93,526,762)
Total	25,185,314	2,586,278	11,720,064	278,512	827,053	(174,508)	2,424,551	42,847,264

(1)   The Company and its subsidiaries recognized estimated losses for potential obsolescence of materials used for property and equipment maintenance, based on levels of historical use and expected future use.

(2)   Includes the amount of R$12,065 in the Infrastructure, related to cancellation of lease agreements (Note 20).

(3)   Refers to assets sold from the Tamboré and Curitiba (CIC) data centers, sold for the amounts of R$419,690 to a company controlled by Asterion Industrial Partners SGEIC, SA, pursuant to an agreement entered into by the Company on May 8, 2019 and concluded. with the settlement on July 24, 2019, generating a gain in operating income of R$64,275.

It also includes the residual balance of property, plant and equipment intended for sale, resulting from the contract entered into by the Company on November 28, 2019, for the sale of 1,909 structures (rooftops and towers) owned by the Company to Telxius Torres Brasil Ltda (note 10).

(4)   Refers to the lease of areas in the Curitiba data center.

Schedule of depreciation rates of property, plant and equipment

Description	12.31.19	12.31.18
Switching and transmission equipment and media	2.50% to 92.31%	2.50% to 25.00%
Terminal equipment / modems	6.67% to 66.67%	6.67% to 66.67%
Infrastructure	2.50% to 92.31%	2.50% to 66.67%
Other P&E assets	10.00% to 25.00%	10.00% to 25.00%

Schedule of changes in leases, after the adoption of IFRS 16, already included in the asset movement tables

	Switching and
	transmission
	equipment	Infrastructure	Other	Total

Annual depreciation rate (%)	5.00 to 92.31	3.13 to 92.31	20.00

Balances and changes:
Balance on 12.31.18 (1)	186,554	189,455	10,950	386,959
Initial Adoption on 01.01.19	91,836	8,526,236	—	8,618,072
Additions	107,108	1,696,833	—	1,803,941
Subletting (Note 12.c)	—	(10,310)		(10,310)
Depreciation and write-offs, net (IAS 17)	—	(50,819)	(7,730)	(58,549)
Depreciation (IFRS 16)	(39,192)	(1,843,758)	—	(1,882,950)
Cancellation of contracts	—	(105,952)	—	(105,952)
Balance on 12.31.19	346,306	8,401,685	3,220	8,751,211

(1)   Includes lease under IAS 17 and provision for dismantling for the leases.